[redacted]

15008024

Nasdaq

805 King Farm Boulevard
Rockville, MD 20850

Nasdaq.com

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

Received SEC

AUG 26 2015

Washington, DC 20549

CERT NAS
File No. 001-36790

August 26, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on August 14, 2015 The Nasdaq Stock Market (the "Exchange") received from Skyline Medical Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security(ies):

Units, each consisting of (i) one share of common stock, par value $0.01 per share, (ii) one share of Series B Convertible Preferred Stock, par value $0.01 per share, which is convertible into one share of common stock and (iii) four Series A Warrants, each to purchase one share of common stock

Common Stock, par value $0.01 per share

We further certify that the security(ies) described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery